Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 7,225	$ 7,290
Purchased power	3,579	3,854
Operation, maintenance and administration	1,112	1,070
Depreciation, amortization and asset removal costs	922	884
Income before financing charges and income tax expense	1,612	1,482
Capital investments	2,125	1,878
Total assets	30,383	30,294
Total goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,824	1,740
Purchased power	0	0
Operation, maintenance and administration	397	391
Depreciation, amortization and asset removal costs	485	459
Income before financing charges and income tax expense	942	890
Capital investments	1,320	1,157
Total assets	18,138	17,761
Total goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,359	5,507
Purchased power	3,579	3,854
Operation, maintenance and administration	658	619
Depreciation, amortization and asset removal costs	428	417
Income before financing charges and income tax expense	694	617
Capital investments	787	712
Total assets	11,487	11,387
Total goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	42	43
Purchased power	0	0
Operation, maintenance and administration	57	60
Depreciation, amortization and asset removal costs	9	8
Income before financing charges and income tax expense	(24)	(25)
Capital investments	18	9
Total assets	$ 758	$ 1,146